Share Capital and Capital reserve (Tables)	9 Months Ended
Sep. 30, 2023
Share Capital, Reserves and Other Equity Interest [Abstract]
Schedule of Share Capital and Capital Reserve

	Shares		September 30, 2023	December 31, 2022
	September 30, 2023	December 31, 2022	€m	€m
Authorized Share Capital issued and fully paid:
Ordinary Shares with nil nominal value	166,844,360	172,550,253	1,480.5	1,613.2
Founder Preferred Shares with nil nominal value	—	1,500,000	—	10.6
Total share capital and capital reserve			1,480.5	1,623.8
Listing and share transaction costs			(27.2)	(27.1)
Total net share capital and capital reserve			1,453.3	1,596.7